SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule Of calculation of basic and diluted (Details) - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Ordinary Shares
Interest Income	$ 23,949			$ 546,631	$ 414,479			$ 744,021
Net income (loss)	1,028,313	$ (224,706)	$ (1,301,788)	$ 1,291,894	$ (378,919)	$ (9,894)	$ (234,600)	$ (1,531,192)
Earnings/Basic and Diluted Redeemable Ordinary Shares		$ (0.07)	$ (0.40)	$ 0.21	$ (0.22)	$ (0.19)	$ (0.26)	$ (0.63)
Redeemable Ordinary Shares
Ordinary Shares
Interest Income	23,949			$ 546,631	$ 414,479			$ 744,021
Net Earnings	$ 23,949			$ 546,631	$ 414,479			$ 744,021
Weighted Average Redeemable Ordinary Shares Redeemable Ordinary Shares, Basic and Diluted	13,800,000			13,800,000	13,800,000			13,800,000
Earnings/Basic and Diluted Redeemable Ordinary Shares	$ 0.00			$ 0.04	$ 0.03			$ 0.05
Non-Redeemable Ordinary Shares
Ordinary Shares
Net Earnings					$ (414,479)			$ (744,021)
Net income (loss)	$ 1,028,313			$ 1,291,894	(378,919)			(1,531,192)
Redeemable Net Earnings	(23,949)			(546,631)
Net Income (Loss) Available to Common Stockholders, Basic, Total	$ 1,004,364			$ 745,263
Non-Redeemable Net Loss					$ (793,398)			$ (2,275,213)
Weighted Average Redeemable Ordinary Shares Redeemable Ordinary Shares, Basic and Diluted	3,600,000			3,600,000	3,600,000			3,600,000
Earnings/Basic and Diluted Redeemable Ordinary Shares	$ 0.28			$ 0.21	$ (0.22)			$ (0.63)